LOANS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
LOANS PAYABLE
Schedule of loans payable

	Promissory note	Bank Loan	Total
Balance as at January 1, 2024	—	—	—
Proceeds from loan issuance	6,532	—	6,532
Interest expense	617	—	617
Interest paid	(454)	—	(454)
Repayment of principal	—	—	—
Effect of foreign currency exchange rate	(116)	—	(116)
Balance as at December 31, 2024	6,579	—	6,579

Proceeds from loan issuance	—	3,455	3,455
Interest expense	363	81	444
Interest paid	(512)	(67)	(579)
Repayment of principal	(6,139)	—	(6,139)
Effect of foreign currency exchange rate	(291)	43	(248)
Balance as at December 31, 2025	—	3,512	3,512

Schedule of applicable margin

Total Funded Debt / EBITDA	Term COBRA Loans	Adjusted Term SOFR Loans	CDN$ Prime Rate or US$ Base Rate Loans	Standby Fees
<2.00:1.00	3.00%	3.00%	2.00%	0.75%
≥ 2.00:1.00	4.00%	4.00%	3.00%	1.75%